TREASURY STOCK	12 Months Ended
Dec. 31, 2013
Treasury Stock Transactions, Excluding Value of Shares Reissued [Abstract]
TREASURY STOCK
TREASURY STOCK
On October 23, 2012, the Company's Board of Directors terminated the October 2010 authorization and authorized the repurchase of up to $75.0 million of its outstanding common stock through December 2014 (the "2012 Authorization"). As of December 31, 2013, there remained $75.0 million available for repurchases under this authorization.
In addition to the authorizations above, on June 3, 2011, the Company’s Board of Directors separately authorized the Company to repurchase shares of common stock from the proceeds of the 2016 Notes in connection with that offering.

There were no treasury stock repurchases during the years ended December 31, 2013 or December 31, 2012.